Concentrations and Risk (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations and Risk [Abstract]
Schedule of Customers represent

The following table sets forth a summary of customers who represent 10% or more of the Company’s total revenue:

	Financial Years ended December 31,
	2023		2024
	US$’000		US$’000
Customer A	122,289		N/A	(i)
Customer D	57,486		49,666
Customer E	72,295		N/A	(i)
Customer G	N/A	(i)	33,771
Customer H	N/A	(i)	40,665
Customer I	N/A	(i)	41,503

The following table sets forth a summary of customers who represent 10% or more of the Company’s total accounts receivable:

	Financial Years ended December 31,
	2023	2024
	US$’000	US$’000
Customer E	713	N/A (ii)
Customer I	N/A (ii)	17,519

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	Financial Years ended December 31,
	2023		2024
	US$’000		US$’000
Supplier C	33,968		N/A	(iii)
Supplier D	55,416		85,317
Supplier E	128,500		N/A	(iii)
Supplier F	64,720		N/A	(iii)
Supplier H	N/A	(iii)	70,688
Supplier I	N/A	(iii)	40,437

The following table sets forth a summary of a single supplier who represent 10% or more of the Company’s total accounts payable:

	Financial Years ended December 31,
	2023	2024
	US$’000	US$’000
Supplier I	N/A (iv)	17,067